Description of Business (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 29, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Shares percentage		100.00%
Seller agreed to pay the receiver		$ 30,000
Equivalent percentage		9.99%
Reverse stock split, description		The Company effected a 5,000 to 1 reverse stock split effective April 11, 2016, with each shareholder retaining a minimum of 100 shares;
Common stock, shares authorized		500,000,000	500,000,000
Accumulated deficit		$ (27,705,545)	$ (23,069,680)
Net Loss		(4,635,865)	(2,088,881)	$ (20,956,674)
Net cash used in operating activities		$ (4,459,669)	(214,489)
Maximum [Member]
Common stock, shares authorized		2,000,000,000
Minimum [Member]
Common stock, shares authorized		500,000,000
Common Stock [Member]
Shares percentage		89.50%
Net Loss
Officer [Member]
Number of shares issued	119,473,334
Andrew Rodosevich [Member]
Number of shares issued	59,736,667